Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2018
LandStar Inc. and Subsidiaries [Member]
Schedule of Value of the Conversion Feature Using the Binomial Valuation Model

The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	18 months
Expected stock price volatility	340.00%
Weighted-average risk-free interest rate	2.70%
Expected dividend	$0.00